17. Related Party (Sept 2019 Note) (Details Narrative)	9 Months Ended
Sep. 30, 2019 USD ($)
Accrued interest	$ 1,233
Heyward [Member] | Animation Production Services [Member]
Consulting fees	124,000
Heyward [Member] | Executive Producer [Member]
Due to related parties	322,400
Heyward [Member] | Executive Producer [Member]
Due to related parties	62,000
Heyward [Member] | Reimbursable expenses [Member]
Due to related parties	$ 47,963